Discontinued Operations - Summary of Results and Cash Flows from Discontinued Operations (Details) - CAD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 24, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues (note 22)		$ 4,904	$ 24,633	$ 22,313
Expenses
Cost of sales and other production expenses (note 7)		2,763	25,707	3,689
Research and development expenses (note 23a)		75,114	84,858	93,523
Administration, selling and marketing expenses		45,283	29,448	29,563
Loss (gain) on foreign exchange		1,311	(5,425)
Finance costs (note 23b)		14,056	22,041	7,889
Net income (loss) from continuing operations before taxes		(234,461)	(259,465)	(136,252)
Income tax expense (recovery):
Net income from discontinued operations		27,471	1,932	1,914
Discontinued operations, net of taxes		27,471	1,932	1,914
Net change in cash and cash equivalents during the year		54,625	(16,155)	(4,002)
Net effect of currency exchange rate on cash and cash equivalents		$ (729)	378	(638)
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues (note 22)	$ 22,499		22,741	16,802
Expenses
Cost of sales and other production expenses (note 7)	11,347		12,295	6,460
Research and development expenses (note 23a)	5,926		6,808	6,869
Administration, selling and marketing expenses	3,387		2,084	1,878
Loss (gain) on foreign exchange	(64)		(15)	55
Finance costs (note 23b)	737		19	76
Net income (loss) from continuing operations before taxes	1,166		1,550	1,464
Income tax expense (recovery):
Current	65		(382)	(474)
Deferred	(24)			24
Total income tax expense (recovery)	41		(382)	(450)
Net income from discontinued operations	1,125		1,932	1,914
Gain on sale of discontinued operations net of tax of $nil	26,346
Discontinued operations, net of taxes	27,471		1,932	1,914
Cash flows from operating activities	6,327		1,379	2,189
Cash flows used in financing activities	(866)
Cash flows from (used in) investing activities	39,690		(1,752)	(2,115)
Net change in cash and cash equivalents during the year	45,151		(373)	74
Net effect of currency exchange rate on cash and cash equivalents	54		41	32
Net increase(decrease) in cash generated by discontinued operations	$ 45,205		$ (332)	$ 106